Auditor's Remuneration - Summary of Detailed Information About Auditor's Remuneration (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Auditor's remuneration [abstract]
Audit fees	$ 471,568	$ 266,000	$ 141,772	$ 117,873
Audit-related fees1		276,498	481,415
Total	$ 471,568	$ 542,498	$ 623,187	$ 117,873